Fair Value - Changes In Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earning [Line Items]
(Gain) loss on fair value change, net	$ (1,904)	$ 2,065	$ (6,285)	$ (5,348)	$ 24,290	$ 7,155	$ 1,750
Sponsor Earn Out Liability [Member]
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earning [Line Items]
(Gain) loss on fair value change, net	(1,846)	2,118	(6,139)	(342)	18,819	0	0
Private Warrants [Member] | Warrant [Member]
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earning [Line Items]
(Gain) loss on fair value change, net	(58)	(53)	(146)	50	415	0	0
Redeemable Convertible Preferred Stock Warrants [Member] | Warrant [Member]
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earning [Line Items]
(Gain) loss on fair value change, net	$ 0	$ 0	$ 0	$ (5,056)	$ 5,056	$ 7,155	$ 1,750